Trade and other receivables	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Trade and other receivables
14.	Trade and other receivables

Million US dollar	30 June 2022	31 December 2021

Cash deposits for guarantees	179	168
Loans to customers	14	17
Tax receivable, other than income tax	136	116
Brazilian tax credits and interest receivables	1 085	960
Trade and other receivables	320	319

Non-current trade and other receivables	1 735	1 580

Trade receivables and accrued income	4 007	3 465
Interest receivables	29	18
Tax receivable, other than income tax	602	593
Loans to customers	91	99
Prepaid expenses	539	350
Other receivables	594	521

Current trade and other receivables	5 861	5 046

Ambev’s tax credits and interest receivables are expected to be collected over a period exceeding 12 months after the reporting date. As of 30 June 2022, the total amount of such credits and interest receivables represented 1 085m US dollar (31 December 2021: 960m US dollar). Refer to Note 8
Finance cost and income
for more details.
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 30 June 2022 and 31 December 2021 respectively:

	Net carrying amount as of 30 June 2022	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 007	3 732	197	58	14	7
Loans to customers	105	85	2	1	17	—
Interest receivable	29	29	—	—	—	—
Other receivables	594	575	7	4	7	1

	4 735	4 421	206	63	37	8

	Net carrying amount as of 31 December 2021	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 465	3 223	164	62	11	5
Loans to customers	117	83	2	2	31	—
Interest receivable	18	18	—	—	—	—
Other receivables	521	513	2	1	2	3

	4 120	3 836	167	65	44	8

The above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current
loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities, AB InBev has sufficient collateral, or the customer entered into a payment plan. Impairment losses on trade and other receivables recognized in the six-month
period ended 30 June 2022 amount to 70m US dollar (30 June 2021: 25m US dollar).
AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 19
Risks arising from financial instruments
.